Income statement and statement of comprehensive income - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Net sales	kr 126,946	kr 122,021	kr 111,831
Cost of goods sold	20,932	20,088	17,617
Gross profit	106,014	101,933	94,214
Sales and distribution costs	32,928	31,823	29,397
Research and development costs	15,462	14,220	14,805
Administrative costs	3,958	4,007	3,916
Other operating income, net	460	600	1,152
Operating profit	54,126	52,483	47,248
Financial income	1,628	65	2,122
Financial expenses	2,624	3,995	1,755
Profit before income taxes	53,130	48,553	47,615
Income taxes	10,992	9,602	8,987
Net profit	kr 42,138	kr 38,951	kr 38,628
Earnings per share
Basic earnings per share (DKK per share)	kr 18.05	kr 16.41	kr 15.96
Diluted earnings per share (DKK per share)	kr 18.01	kr 16.38	kr 15.93